Income Taxes Level 4 (Details) - Reconciliation of Differences Between Income Taxes For Continuing Operations and Provisions for Income Taxes (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Reconciliation between Continuing Operations and Provisions for Income Taxes [Line Items]
Federal Statutory Income Tax Rate	35.00%
Income tax (benefit) expense computed at federal statutory tax rate	$ (106)	$ (20)	$ 36
State tax provision, net of federal benefits	1	0	1
Foreign tax rate differential	16	7	(4)
Foreign source (loss) income subject to U.S. taxation	(36)	(6)	(15)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	18	0	0
Other income not deductible for tax	1	(14)	(6)
Increase (decrease) in the taxes due to changes in valuation allowance	454	(321)	(7)
Additional (benefit) tax on foreign unrepatriated earnings	22	(30)	(2)
Additional expense for uncertain tax positions	42	0	0
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount	(32)	0	0
Changes in enacted tax laws and tax rates	(31)	0	0
Income tax (benefit) expense	$ 349	$ (384)	$ 3